COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2024 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—EXCHANGE-TRADED	30.2%
BANKING	6.9%
Federal Agricultural Mortgage Corp., 4.875%, Series G(a)		410,836	$8,549,497
First Horizon Corp., 6.50%(a),(b)		226,999	5,516,076
Morgan Stanley, 4.25%, Series O(a),(b)		104,002	2,049,879
Morgan Stanley, 5.85%, Series K(a),(b)		230,070	5,682,729
Morgan Stanley, 6.375%, Series I(a),(b)		289,449	7,262,275
Morgan Stanley, 6.50%, Series P(a),(b)		163,813	4,367,255
Morgan Stanley, 6.875%, Series F(a),(b)		600,397	15,202,052
Morgan Stanley, 7.125%, Series E(a),(b)		300,000	7,617,000
Regions Financial Corp., 5.70% to 5/15/29, Series C(a),(b),(c)		164,750	3,690,400
Texas Capital Bancshares, Inc., 5.75%, Series B(a),(b)		150,425	2,925,766
Wells Fargo & Co., 4.375%, Series CC(a),(b)		117,864	2,283,026
Wells Fargo & Co., 4.70%, Series AA(a),(b)		335,000	6,927,800
Wells Fargo & Co., 4.75%, Series Z(a),(b)		268,039	5,569,851

			77,643,606

CONSUMER STAPLE PRODUCTS	0.7%
CHS, Inc., 7.50%, Series 4(a)		299,435	7,680,508

FINANCIAL SERVICES	2.2%
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(b),(c)		181,646	4,920,790
Oaktree Capital Group LLC, 6.55%, Series B(a),(b)		633,858	14,394,915
Oaktree Capital Group LLC, 6.625%, Series A(a),(b)		214,812	4,940,676

			24,256,381

INDUSTRIAL SERVICES	2.0%
WESCO International, Inc., 10.625% to 6/22/25, Series A(a),(c)		843,074	22,602,814

INSURANCE	8.6%
Allstate Corp., 7.375%, Series J(a),(b)		174,600	4,752,612
Arch Capital Group Ltd., 4.55%, Series G(a),(b)		178,613	3,631,202
Arch Capital Group Ltd., 5.45%, Series F(a),(b)		301,859	7,093,687
Assurant, Inc., 5.25%, due 1/15/61(b)		75,306	1,555,069
Athene Holding Ltd., 4.875%, Series D(a),(b)		243,569	4,479,234
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a),(b),(c)		439,968	10,462,439
Athene Holding Ltd., 6.375% to 6/30/25, Series C(a),(b),(c)		340,399	8,489,551
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a),(b),(c)		337,144	8,782,601
Brighthouse Financial, Inc., 5.375%, Series C(a),(b)		190,619	3,905,783
Enstar Group Ltd., 7.00% to 9/1/28, Series D(a),(b),(c)		332,363	8,455,315
Equitable Holdings, Inc., 4.30%, Series C(a)		91,195	1,546,667
Equitable Holdings, Inc., 5.25%, Series A(a),(b)		286,202	6,376,581
F&G Annuities & Life, Inc., 7.95%, due 12/15/53(b)		333,885	8,777,837
Lincoln National Corp., 9.00%, Series D(a),(b)		226,466	6,388,606
MetLife, Inc., 5.625%, Series E(a),(b)		70,751	1,730,569
Prudential Financial, Inc., 5.95%, due 9/1/62(b)		91,652	2,397,616
Reinsurance Group of America, Inc., 7.125% to 10/15/27, due 10/15/52(b),(c)		196,288	5,154,523
RenaissanceRe Holdings Ltd., 4.20%, Series G(a)		100,000	1,829,000

			95,808,892

PIPELINES	2.1%
Enbridge, Inc., 2.983% to 9/1/25, Series 15 (Canada)(a),(b),(c)		300,000	3,603,704
Energy Transfer LP, 7.60% to 5/15/24, Series E(a),(b),(c)		679,908	17,011,298

		Shares	Value
TC Energy Corp., 3.762% to 10/30/24, Series 9 (Canada)(a),(b),(c)		200,000	$2,496,188

			23,111,190

REAL ESTATE	1.0%
Brookfield Property Preferred LP, 6.25%, due 7/26/81(b)		100,779	1,309,119
Chatham Lodging Trust, 6.625%, Series A(a)		85,000	1,836,000
DigitalBridge Group, Inc., 7.125%, Series H(a)		206,801	4,762,627
DigitalBridge Group, Inc., 7.125%, Series J(a)		167,076	3,834,394

			11,742,140

TELECOMMUNICATIONS	1.3%
AT&T, Inc., 4.75%, Series C(a),(b)		169,358	3,570,067
AT&T, Inc., 5.00%, Series A(a),(b)		145,001	3,219,022
U.S. Cellular Corp., Senior Debt, 5.50%, due 3/1/70(b)		182,910	3,385,664
U.S. Cellular Corp., Senior Debt, 5.50%, due 6/1/70(b)		95,662	1,755,398
U.S. Cellular Corp., Senior Debt, 6.25%, due 9/1/69(b)		134,648	2,808,757

			14,738,908

UTILITIES	5.4%
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (Canada)(b),(c)		140,000	3,467,800
BIP Bermuda Holdings I Ltd., 5.125% (Canada)(a),(b)		47,070	822,784
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(a),(b)		208,034	3,232,848
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(a),(b)		168,056	2,714,104
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)(b)		214,600	3,787,690
CMS Energy Corp., 5.875%, due 10/15/78(b)		120,000	2,962,800
NiSource, Inc., 6.50% to 3/15/24, Series B(a),(b),(c)		432,954	10,932,089
SCE Trust V, 5.45% to 3/15/26, Series K (TruPS)(a),(b),(c)		453,764	10,949,325
SCE Trust VI, 5.00% (TruPS)(a),(b)		396,776	7,927,585
SCE Trust VII, 7.50%, Series M (TruPS)(a),(b)		511,600	13,455,080

			60,252,105

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$362,525,422)			337,836,544

		Principal Amount
PREFERRED SECURITIES—OVER-THE-COUNTER	121.3%
BANKING	76.2%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(a),(c),(d),(e)		$4,000,000	4,124,276
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(a),(c),(d)		6,900,000	7,333,451
Banco de Sabadell SA, 5.75% to 3/15/26 (Spain)(a),(b),(c),(d),(e)		1,000,000	1,028,396
Banco de Sabadell SA, 9.375% to 7/18/28 (Spain)(a),(b),(c),(d),(e)		4,000,000	4,627,234
Banco Santander SA, 9.625% to 11/21/28 (Spain)(a),(c),(d)		4,000,000	4,241,856
Banco Santander SA, 9.625% to 5/21/33 (Spain)(a),(c),(d)		9,000,000	9,675,000
Bank of America Corp., 5.875% to 3/15/28, Series FF(a),(b),(c)		12,042,000	11,695,793
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b),(c)		23,115,000	23,158,502
Bank of America Corp., 6.125% to 4/27/27, Series TT(a),(b),(c)		1,700,000	1,697,111
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b),(c)		8,320,000	8,308,656
Bank of America Corp., 6.30% to 3/10/26, Series DD(a),(b),(c)		3,318,000	3,335,917
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(b),(c)		8,567,000	8,604,309
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(a),(c),(d),(e)		7,675,000	8,382,452
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(c)		4,200,000	4,277,036
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(b),(c)		10,250,000	10,630,829
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(a),(c)		4,220,000	4,262,200

	Principal Amount		Value
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a),(c),(d)	$2,000,000		$1,898,080
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)(a),(c),(d)	800,000		988,520
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(a),(c),(d)	3,500,000		3,394,340
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a),(c),(d),(e)	5,200,000		6,606,304
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a),(c),(d)	10,900,000		11,253,629
BNP Paribas SA, 7.00% to 8/16/28 (France)(a),(c),(d),(f)	2,600,000		2,537,263
BNP Paribas SA, 7.375% to 8/19/25 (France)(a),(c),(d),(f)	3,600,000		3,611,189
BNP Paribas SA, 7.375% to 6/11/30 (France)(a),(c),(d),(e)	2,000,000		2,278,656
BNP Paribas SA, 7.75% to 8/16/29 (France)(a),(c),(d),(f)	20,600,000		20,858,386
BNP Paribas SA, 8.50% to 8/14/28 (France)(a),(c),(d),(f)	11,000,000		11,417,538
BNP Paribas SA, 9.25% to 11/17/27 (France)(a),(c),(d),(f)	8,800,000		9,394,748
CaixaBank SA, 7.50% to 1/16/30 (Spain)(a),(c),(d),(e)	2,200,000		2,448,006
CaixaBank SA, 8.25% to 3/13/29 (Spain)(a),(c),(d),(e)	6,800,000		7,794,280
Charles Schwab Corp., 4.00% to 6/1/26, Series I(a),(b),(c)	26,699,000		24,296,661
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a),(b),(c)	10,317,000		8,577,579
Charles Schwab Corp., 5.00% to 6/1/27, Series K(a),(b),(c)	1,973,000		1,838,752
Charles Schwab Corp., 5.375% to 6/1/25, Series G(a),(b),(c)	43,130,000		42,628,079
Citigroup, Inc., 3.875% to 2/18/26, Series X(a),(c)	4,370,000		4,037,540
Citigroup, Inc., 4.00% to 12/10/25, Series W(a),(c)	2,919,000		2,734,947
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(c)	19,337,000		19,106,108
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(c)	10,030,000		10,001,161
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a),(c)	26,361,000		27,016,111
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(a),(c)	7,053,000		6,898,563
CoBank ACB, 6.45% to 10/1/27, Series K(a),(b),(c)	6,590,000		6,484,560
Commerzbank AG, 7.00% to 4/9/25 (Germany)(a),(c),(d),(e)	4,200,000		4,059,266
Credit Agricole SA, 4.75% to 3/23/29 (France)(a),(b),(c),(d),(f)	1,000,000		857,265
Credit Agricole SA, 6.50% to 9/23/29, Series EMTN (France)(a),(b),(c),(d),(e)	4,200,000		4,573,550
Credit Agricole SA, 7.25% to 9/23/28, Series EMTN (France)(a),(b),(c),(d),(e)	4,100,000		4,641,918
Credit Agricole SA, 8.125% to 12/23/25 (France)(a),(b),(c),(d),(f)	4,460,000		4,585,438
Credit Suisse Group AG, 6.375% to 8/21/26, Claim (Switzerland)(a),(d),(f),(g),(h)	2,200,000		253,000
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(a),(d),(f),(g),(h)	7,600,000		874,000
Danske Bank AS, 7.00% to 6/26/25 (Denmark)(a),(c),(d),(e)	1,800,000		1,789,965
Deutsche Bank AG, 6.00% to 10/30/25, Series 2020 (Germany)(a),(c),(d)	2,400,000		2,185,032
Deutsche Bank AG, 7.50% to 4/30/25 (Germany)(a),(c),(d)	5,400,000		5,224,858
Deutsche Bank AG, 10.00% to 12/1/27 (Germany)(a),(c),(d),(e)	14,200,000		16,593,691
Farm Credit Bank of Texas, 9.656% (3 Month USD Term SOFR + 4.01%)(a),(f),(i)	7,000	†	709,625
Goldman Sachs Group, Inc., 3.65% to 8/10/26, Series U(a),(c)	3,284,000		2,963,229
Goldman Sachs Group, Inc., 5.50% to 8/10/24, Series Q(a),(b),(c)	5,597,000		5,561,150
Goldman Sachs Group, Inc., 7.50% to 2/10/29, Series W(a),(c)	24,357,000		25,644,732
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, Series 2 (United Kingdom)(a),(c),(f)	12,910,000		16,399,470
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a),(b),(c),(d)	2,000,000		1,894,662
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(c),(d)	2,000,000		1,984,823
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a),(b),(c),(d)	7,400,000		7,720,353
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(a),(c)	1,820,000		1,641,253
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(a),(c)	7,141,000		6,624,461
ING Groep NV, 4.875% to 5/16/29 (Netherlands)(a),(c),(d),(e)	1,200,000		1,015,500
ING Groep NV, 5.75% to 11/16/26 (Netherlands)(a),(c),(d)	2,200,000		2,070,551
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(a),(c),(d),(e)	5,000,000		4,970,250
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (Italy)(a),(c),(d),(f)	8,800,000		8,682,647
Intesa Sanpaolo SpA, 9.125% to 9/7/29 (Italy)(a),(c),(d),(e)	4,600,000		5,493,796
JPMorgan Chase & Co., 3.65% to 6/1/26, Series KK(a),(b),(c)	3,676,000		3,397,061

		Principal Amount	Value
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b),(c)		$6,200,000	$6,211,247
JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(a),(b),(c)		10,592,000	10,598,520
JPMorgan Chase & Co., 6.75% to 1/31/24, Series S(a),(b),(c)		25,168,000	25,377,649
JPMorgan Chase & Co., 8.939% (3 Month USD Term SOFR + 3.562%), Series R(a),(b),(i)		2,331,000	2,343,662
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a),(c),(d)		5,800,000	5,675,294
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)(a),(c),(d)		4,300,000	4,226,503
Nationwide Building Society, 10.25% (United Kingdom)		11,560,000	19,191,488
NatWest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a),(c),(d)		2,000,000	1,953,370
NatWest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(c),(d)		9,400,000	9,443,146
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a),(b),(c)		3,650,000	3,498,051
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a),(b),(c)		13,976,000	13,724,199
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a),(b),(c)		19,155,000	18,243,053
Regions Financial Corp., 5.75% to 6/15/25, Series D(a),(c)		10,429,000	10,253,380
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(a),(b),(c),(d),(e)		1,600,000	1,588,000
Societe Generale SA, 7.875% to 1/18/29, Series EMTN (France)(a),(c),(d),(e)		1,100,000	1,224,433
Societe Generale SA, 8.00% to 9/29/25 (France)(a),(c),(d),(f)		6,600,000	6,627,430
Societe Generale SA, 9.375% to 11/22/27 (France)(a),(c),(d),(f)		6,200,000	6,449,426
Societe Generale SA, 10.00% to 11/14/28 (France)(a),(c),(d),(f)		7,400,000	7,913,538
State Street Corp., 6.70% to 3/15/29, Series I(a),(c)		15,730,000	15,729,978
Stichting AK Rabobank Certificaten, 6.50% (Netherlands)(a),(e)		30,500,000	33,429,111
Swedbank AB, 7.625% to 3/17/28 (Sweden)(a),(c),(d),(e)		1,800,000	1,806,124
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(b),(c)		14,975,000	15,590,907
Truist Financial Corp., 4.95% to 9/1/25, Series P(a),(b),(c)		9,735,000	9,504,522
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a),(b),(c)		10,591,000	9,822,157
Truist Financial Corp., 5.125% to 12/15/27, Series M(a),(b),(c)		2,239,000	1,994,922
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a),(c),(d),(e)		10,100,000	10,008,747
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(a),(c),(d),(e)		2,800,000	2,796,500
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a),(c),(d),(f)		8,800,000	9,435,263
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(a),(c),(d),(f)		12,200,000	13,321,314
U.S. Bancorp, 3.70% to 1/15/27, Series N(a),(b),(c)		5,452,000	4,714,363
U.S. Bancorp, 5.30% to 4/15/27, Series J(a),(b),(c)		6,162,000	5,801,060
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a),(c)		32,600,000	30,566,448
Wells Fargo & Co., 5.90% to 6/15/24, Series S(a),(c)		16,000	16,015
Wells Fargo & Co., 7.625% to 9/15/28(a),(c)		36,756,000	38,594,829

			853,570,213

CONSUMER DISCRETIONARY PRODUCTS	0.2%
Volkswagen International Finance NV, 7.50% to 9/6/28, Series PNC5 (Germany)(a),(b),(c),(e)		1,900,000	2,233,798

ENERGY	2.3%
BP Capital Markets PLC, 3.625% to 3/22/29 (United Kingdom)(a),(b),(c),(e)		8,000,000	8,158,030
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)(a),(b),(c)		7,000,000	6,868,698
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)(a),(b),(c)		11,225,000	10,653,297

			25,680,025

FINANCIAL SERVICES	2.6%
Aircastle Ltd., 5.25% to 6/15/26, Series A(a),(c),(f)		2,920,000	2,573,265
American Express Co., 3.55% to 9/15/26, Series D(a),(c)		3,381,000	3,022,601
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50(b),(c),(f)		2,000,000	1,891,870
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(b),(c),(f)		3,950,000	3,537,930
Discover Financial Services, 5.50% to 10/30/27, Series C(a),(c)		6,776,000	5,599,672
Discover Financial Services, 6.125% to 6/23/25, Series D(a),(c)		8,394,000	8,272,547

		Principal Amount	Value
ILFC E-Capital Trust II, 7.436% (3 Month USD Term SOFR + 2.062%), due 12/21/65 (TruPS)(f),(i)		$5,352,000	$4,264,916

			29,162,801

INSURANCE	15.9%
Allianz SE, 6.35% to 3/6/33, due 9/6/53 (Germany)(b),(c),(f)		4,400,000	4,602,800
Argentum Netherlands BV for Swiss Re Ltd., 5.625% to 8/15/27, due 8/15/52 (Switzerland)(b),(c),(e)		10,900,000	10,742,375
Argentum Netherlands BV for Swiss Re Ltd., 5.75% to 8/15/25, due 8/15/50 (Netherlands)(b),(c),(e)		6,350,000	6,311,252
Athora Netherlands NV, 7.00% to 6/19/25 (Netherlands)(a),(c),(d),(e)		5,030,000	5,407,383
AXA SA, 6.375% to 7/16/33, Series EMTN (France)(a),(b),(c),(e)		1,500,000	1,654,128
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(b),(c)		9,175,000	9,211,384
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(b),(c)		5,970,000	5,281,504
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(b),(c)		6,300,000	6,051,015
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(c),(f)		7,910,000	7,048,608
La Mondiale SAM, 5.05% to 12/17/25 (France)(a),(b),(c),(e)		2,000,000	2,181,823
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(c),(e)		7,100,000	6,178,477
Liberty Mutual Group, Inc., 4.125% to 9/15/26, due 12/15/51(c),(f)		2,023,000	1,776,424
Lincoln National Corp., 9.25% to 12/1/27, Series C(a),(c)		11,380,000	12,437,031
Markel Group, Inc., 6.00% to 6/1/25(a),(c)		3,007,000	2,976,508
MetLife Capital Trust IV, 7.875%, due 12/15/37 (TruPS)(b),(f)		7,800,000	8,443,859
MetLife, Inc., 9.25%, due 4/8/38(b),(f)		5,500,000	6,336,489
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44 (Japan)(b),(c),(f)		4,100,000	4,074,357
Phoenix Group Holdings PLC, 5.625% to 1/29/25 (United Kingdom)(a),(c),(d),(e)		3,000,000	2,906,835
Prudential Financial, Inc., 5.125% to 11/28/31, due 3/1/52(b),(c)		4,950,000	4,627,268
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44(b),(c)		2,533,000	2,529,608
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52(b),(c)		10,984,000	10,950,724
Prudential Financial, Inc., 6.75% to 12/1/32, due 3/1/53(b),(c)		4,010,000	4,156,317
QBE Insurance Group Ltd., 5.875% to 5/12/25 (Australia)(a),(b),(c),(f)		5,565,000	5,492,801
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a),(c),(d),(e)		5,200,000	4,338,043
SBL Holdings, Inc., 6.50% to 11/13/26(a),(c),(f)		8,120,000	5,156,837
SBL Holdings, Inc., 7.00% to 5/13/25(a),(c),(f)		5,013,000	3,408,741
Sumitomo Life Insurance Co., 5.875% to 1/18/34 (Japan)(a),(b),(c),(f)		10,400,000	10,424,798
Swiss Re Finance Luxembourg SA, 5.00% to 4/2/29, due 4/2/49 (Switzerland)(b),(c),(f)		800,000	774,661
UnipolSai Assicurazioni SpA, 5.75% to 6/18/24, Series EMTN (Italy)(a),(c),(e)		5,869,000	6,347,558
Voya Financial, Inc., 7.758% to 9/15/28, Series A(a),(c)		9,575,000	9,907,013
Zurich Finance Ireland Designated Activity Co., 3.00% to 1/19/31, due 4/19/51, Series EMTN (Switzerland)(b),(c),(e)		7,600,000	6,223,108

			177,959,729

PIPELINES	9.0%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(b),(c)		1,900,000	1,772,802
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(b),(c)		4,772,000	4,471,470
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b),(c)		2,421,000	2,334,221
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b),(c)		8,605,000	8,226,244
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(b),(c)		3,512,000	3,514,037
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(b),(c)		10,208,000	10,341,929
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(b),(c)		13,005,000	13,493,849
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(b),(c)		13,710,000	14,691,567
Energy Transfer LP, 6.50% to 11/15/26, Series H(a),(c)		5,355,000	5,187,808
Energy Transfer LP, 7.125% to 5/15/30, Series G(a),(c)		8,146,000	7,894,702
Energy Transfer LP, 8.00% to 2/15/29, due 5/15/54(c)		6,980,000	7,227,615

Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(c)		7,972,000	7,130,500
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(c)		16,505,000	14,510,371

			100,797,115

		Principal Amount	Value
REAL ESTATE	1.7%
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80 (Australia)(b),(c),(f)		$9,600,000	$8,809,519
Unibail-Rodamco-Westfield SE, 7.25% to 7/3/28 (France)(a),(c),(e)		8,900,000	9,937,014

			18,746,533

RETAIL & WHOLESALE—STAPLES	0.3%
Land O’ Lakes, Inc., 7.00%(a),(f)		3,600,000	2,736,000
Land O’ Lakes, Inc., 7.25%(a),(f)		1,600,000	1,264,000

			4,000,000

TELECOMMUNICATIONS	1.1%
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81 (United Kingdom)(c)		5,280,000	4,593,015
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(c)		2,875,000	2,977,301
Vodafone Group PLC, 8.00% to 5/30/31, due 8/30/86, Series EMTN (United Kingdom)(c),(e)		3,500,000	4,793,043

			12,363,359

UTILITIES	12.0%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(c)		10,622,000	9,198,895
APA Infrastructure Ltd., 7.125% to 11/9/28, due 11/9/83, Series EMTN (Australia)(c),(e)		5,200,000	6,024,143
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(c)		2,000,000	1,813,354
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a),(c)		17,640,000	16,016,607
Edison International, 5.00% to 12/15/26, Series B(a),(c)		3,459,000	3,295,545
Edison International, 7.875% to 3/15/29, due 6/15/54(c)		5,020,000	5,115,114
Electricite de France SA, 5.375% to 1/29/25, Series EMTN (France)(a),(b),(c),(e)		6,000,000	6,485,407
Electricite de France SA, 6.00% to 1/29/26, Series EMTN (France) (GBP)(a),(b),(c),(e)		13,400,000	16,644,038
Electricite de France SA, 7.50% to 9/6/28, due 12/31/29, Series EMTN (France)(a),(b),(c),(e)		5,200,000	6,142,268
Electricite de France SA, 9.125% to 3/15/33 (France)(a),(b),(c),(f)		4,600,000	5,148,881
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(c)		17,966,000	17,672,232
Enel SpA, 6.625% to 4/16/31, Series EMTN (Italy)(a),(c),(e)		4,600,000	5,401,847
NextEra Energy Capital Holdings, Inc., 3.80% to 3/15/27, due 3/15/82(b),(c)		1,250,000	1,099,688
Sempra, 4.125% to 1/1/27, due 4/1/52(b),(c)		10,750,000	9,518,050
Sempra, 4.875% to 10/15/25(a),(c)		12,565,000	12,347,311
Southern California Edison Co., 9.838% (3 Month USD Term SOFR + 4.461%), Series E(a),(i)		12,175,000	12,251,228

			134,174,608

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$1,385,386,798)			1,358,688,181

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,747,912,220)	151.5%		1,696,524,725
LIABILITIES IN EXCESS OF OTHER ASSETS	(51.5)		(576,979,031)

NET ASSETS (Equivalent to $20.25 per share based on 55,273,457 shares of common stock outstanding)	100.0%		$1,119,545,694

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate Payable	Fixed Payment Frequency	Floating Rate Receivable (resets monthly)	Floating Payment Frequency	Maturity Date	Value	Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
$ 125,000,000	0.270%	Monthly	5.424%(j)	Monthly	12/20/24	$5,185,875	$13,957	$5,199,832
35,000,000	0.249%	Monthly	5.424%(j)	Monthly	12/20/24	1,458,624	3,625	1,462,249

Centrally Cleared Interest Rate Swap Contracts (continued)

Notional Amount		Fixed Rate Payable	Fixed Payment Frequency	Floating Rate Receivable (resets monthly)	Floating Payment Frequency	Maturity Date	Value	Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
	$125,000,000	0.360%	Monthly	5.424%(j)	Monthly	12/20/25	$8,913,040	$21,511	$8,934,551
	35,000,000	0.349%	Monthly	5.424%(j)	Monthly	12/20/25	2,502,738	4,986	2,507,724
	160,000,000	0.464%	Monthly	5.424%(j)	Monthly	12/20/26	15,230,286	31,014	15,261,300
	70,000,000	0.930%	Monthly	5.424%(j)	Monthly	9/15/27	6,943,594	13,795	6,957,389
GBP	28,000,000	0.900%	Monthly	5.188%(k)	Monthly	9/15/27	3,462,056	—	3,462,056

							$43,696,213	$88,888	$43,785,101

Over-the-Counter Total Return Swap Contracts

Counterparty	Notional Amount		Fixed Payable Rate	Fixed Payment Frequency	Underlying Reference Entity	Position	Maturity Date	Value	Premiums Paid	Unrealized Appreciation (Depreciation)
BNP Paribas		$14,791,280	0.25%	Monthly	BNPXCHY5 Index(l)	Short	5/15/24	$(39,027)	$—	$(39,027)
BNP Paribas	EUR	13,708,902	0.30%	Monthly	BNPXCEX5 Index(m)	Short	5/15/24	(87,977)	—	(87,977)

								$(127,004)	$—	$(127,004)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	415,795	USD	310,331	2/2/24	$1,060
Brown Brothers Harriman	CAD	7,375,000	USD	5,595,599	2/2/24	110,015
Brown Brothers Harriman	EUR	3,000,000	USD	3,289,590	2/2/24	47,489
Brown Brothers Harriman	EUR	4,500,000	USD	4,917,771	2/2/24	54,620
Brown Brothers Harriman	EUR	12,000,000	USD	13,148,472	2/2/24	180,069
Brown Brothers Harriman	EUR	127,004,806	USD	140,434,294	2/2/24	3,180,174
Brown Brothers Harriman	GBP	6,826,042	USD	8,646,049	2/2/24	(4,596)
Brown Brothers Harriman	GBP	8,579,809	USD	10,876,487	2/2/24	3,293
Brown Brothers Harriman	USD	5,817,630	CAD	7,790,795	2/2/24	(22,774)
Brown Brothers Harriman	USD	153,145,456	EUR	141,175,210	2/2/24	(577,377)
Brown Brothers Harriman	USD	5,797,636	EUR	5,329,596	2/2/24	(37,940)
Brown Brothers Harriman	USD	9,221,589	GBP	7,233,924	2/2/24	(54,036)
Brown Brothers Harriman	USD	10,392,403	GBP	8,171,927	2/2/24	(36,118)
Brown Brothers Harriman	CAD	8,210,000	USD	6,132,586	3/4/24	23,460
Brown Brothers Harriman	EUR	6,349,068	USD	6,888,256	3/4/24	17,954
Brown Brothers Harriman	EUR	141,250,019	USD	153,411,646	3/4/24	565,536
Brown Brothers Harriman	GBP	8,217,378	USD	10,451,848	3/4/24	35,415

						$3,486,244

Glossary of Portfolio Abbreviations

CAD	Canada Dollar
EMTN	Euro Medium Term Note
EUR	Euro Currency
GBP	British Pound
SOFR	Secured Overnight Financing Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $861,405,759 in aggregate has been pledged as collateral.
(c)	Security converts to floating rate after the indicated fixed–rate coupon period.
(d)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $298,485,518 which represents 26.7% of the net assets of the Fund (17.3% of the managed assets of the Fund).

(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $249,391,025 which represents 22.3% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $211,694,296 which represents 18.9% of the net assets of the Fund, of which 0.0% are illiquid.

(g)	Non–income producing security.
(h)	Security is in default.
(i)	Variable rate. Rate shown is in effect at January 31, 2024.
(j)	Based on USD-SOFR-OIS. Represents rates in effect at January 31, 2024.
(k)	Based on 1–Month GBP SONIA. Represents rates in effect at January 31, 2024.
(l)	The index intends to track the performance of the CDX.NA HY. The two constituent investments held within the index at January 31, 2024 were as follows:

Investment	Receive	Frequency	Payment	Frequency	Maturity Date	Total Weight	Price	Value
Credit Default Swaps (CDS) — MARKIT CDX.NA.HY.40 Index	5.00% per annum	Quarterly	Performance of CDS	Semiannually	12/20/28	98.22%	$105.52	$14,564,714
Cash	—	—	—	—	—	1.78%	—	263,950

(m)	The index intends to track the performance of the iTraxx Crossover CDS. The two constituent investments held within the index at January 31, 2024 were as follows:

Investment	Receive	Frequency	Payment	Frequency	Maturity Date	Total Weight	Price	Value
Credit Default Swaps (CDS) — MARKIT ITRX EUR XOVER Index.	5.00% per annum	Quarterly	Performance of CDS	Semiannually	12/20/28	99.40%	EUR 327.78	$14,811,797
Cash	—	—	—	—	—	0.60%	—	89,407

Country Summary	% of Managed Assets
United States	57.8
Canada	9.2
United Kingdom	8.6
France	7.8
Switzerland	3.2
Netherlands	3.1
Spain	2.4
Germany	2.0
Italy	1.5
Australia	1.2
Japan	0.8
Ireland	0.5
Other (includes short-term investments)	1.9

100.0

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse. Over-the-counter (OTC) total return swaps are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Trustees.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by the investment manager to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Trustees has designated the investment manager as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment manager is authorized to make fair valuation determinations, subject to the oversight of the Board of Trustees. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Trustees. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—Exchange-Traded	$337,836,544	$—	$—	$337,836,544
Preferred Securities—Over-the-Counter	—	1,358,688,181	—	1,358,688,181

Total Investments in Securities(a)	$337,836,544	$1,358,688,181	$—	$1,696,524,725

Interest Rate Swaps Contracts	$—	$43,785,101	$—	$43,785,101
Forward Foreign Currency Exchange Contracts	—	4,219,085	—	4,219,085

Total Derivative Assets(a)	$—	$48,004,186	$—	$48,004,186

Forward Foreign Currency Exchange Contracts	$—	$(732,841)	$—	$(732,841)
Total Return Swaps Contracts	—	(127,004)	—	(127,004)

Total Derivative Liabilities(a)	$—	$(859,845)	$—	$(859,845)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked-to-market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Over-the-Counter Total Return Swap Contracts: In a total return swap, one party receives a periodic payment equal to the total return of a specified security, basket of securities, index, or other reference asset for a specified period of time. In return, the other party receives a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the value of the swap are recorded as unrealized appreciation and depreciation. Periodic payments received or made are recorded as realized gains or losses. The Fund bears the risk of loss in the event of nonperformance by the swap counterparty. Risks may also arise from unanticipated movements in the value of exchange rates, interest rates, securities, index, or other reference asset.

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its revolving credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the revolving credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the revolving credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Schedule of Investments as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The following summarizes the monthly average volume of the Fund’s interest rate swap contracts, total return swap contracts and forward foreign currency exchange contracts activity for the three months ended January 31, 2024:

	Interest Rate Swap Contracts	Total Return Swap Contracts	Forward Foreign Currency Exchange Contracts
Average Notional Amount(a)	$585,138,943	$28,948,186	$148,559,844

(a)

Average notional amounts represent the average for all months in which the Fund had interest rate swap contracts, total return swap contracts and forward foreign currency exchange contracts outstanding at month end. For the period, this represents three months for interest rate swap contracts, three months for total return swap contracts and three months for forward foreign currency exchange contracts.